Disclosure of number and weighted average exercise prices of share options (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Statement [Line Items]
Share-based Payments Disclosure Of Number And Weighted Average Exercise Prices Of Share Options 1	$ 15,710,000
Share-based Payments Disclosure Of Number And Weighted Average Exercise Prices Of Share Options 2	0.16
Share-based Payments Disclosure Of Number And Weighted Average Exercise Prices Of Share Options 3	$ 15,765,000
Share-based Payments Disclosure Of Number And Weighted Average Exercise Prices Of Share Options 4	0.38
Share-based Payments Disclosure Of Number And Weighted Average Exercise Prices Of Share Options 5	$ 2,900,000
Share-based Payments Disclosure Of Number And Weighted Average Exercise Prices Of Share Options 6	0.10
Share-based Payments Disclosure Of Number And Weighted Average Exercise Prices Of Share Options 7	$ 3,025,000
Share-based Payments Disclosure Of Number And Weighted Average Exercise Prices Of Share Options 8	0.065
Share-based Payments Disclosure Of Number And Weighted Average Exercise Prices Of Share Options 9	$ (2,500,000)
Share-based Payments Disclosure Of Number And Weighted Average Exercise Prices Of Share Options 10	(0.45)
Share-based Payments Disclosure Of Number And Weighted Average Exercise Prices Of Share Options 11	$ (2,870,000)
Share-based Payments Disclosure Of Number And Weighted Average Exercise Prices Of Share Options 12	(1.24)
Share-based Payments Disclosure Of Number And Weighted Average Exercise Prices Of Share Options 13	$ (60,000)
Share-based Payments Disclosure Of Number And Weighted Average Exercise Prices Of Share Options 14	(0.10)
Share-based Payments Disclosure Of Number And Weighted Average Exercise Prices Of Share Options 15	$ (210,000)
Share-based Payments Disclosure Of Number And Weighted Average Exercise Prices Of Share Options 16	(0.32)
Share-based Payments Disclosure Of Number And Weighted Average Exercise Prices Of Share Options 17	$ 16,050,000
Share-based Payments Disclosure Of Number And Weighted Average Exercise Prices Of Share Options 18	0.16
Share-based Payments Disclosure Of Number And Weighted Average Exercise Prices Of Share Options 19	$ 15,710,000
Share-based Payments Disclosure Of Number And Weighted Average Exercise Prices Of Share Options 20	0.16
Share-based Payments Disclosure Of Number And Weighted Average Exercise Prices Of Share Options 21	$ 15,850,000
Share-based Payments Disclosure Of Number And Weighted Average Exercise Prices Of Share Options 22	0.17
Share-based Payments Disclosure Of Number And Weighted Average Exercise Prices Of Share Options 23	$ 15,310,000
Share-based Payments Disclosure Of Number And Weighted Average Exercise Prices Of Share Options 24	0.17